Statements of operations - USD ($)		1 Months Ended	3 Months Ended
		May 31, 2025	Sep. 30, 2025
Income Statement [Abstract]
Formation and operating costs		$ (5,618)
Net Loss		$ (5,618)
Weighted average shares outstanding, basic	[1]	1,725,000	1,725,000
Weighted average shares outstanding, diluted	[1]	1,725,000	1,725,000
Basic net loss per ordinary share		$ (0.00)	$ (0.04)
Diluted net loss per ordinary share		$ (0.00)	$ (0.04)

[1]	Excludes an aggregate of 225,000 Ordinary Shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part.